Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Oct. 02, 2017
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Exclusive technology development, support and consulting agreements
Variable Interest Entity [Line Items]
Minimum service fees as percentage of VIE pre-tax revenue	20.00%	20.00%
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Loan agreements
Variable Interest Entity [Line Items]
Loans granted to nominee shareholders and VIEs by primary beneficiaries	¥ 36,300	$ 5,280
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Shareholder voting proxy agreements
Variable Interest Entity [Line Items]
Shareholder voting proxy agreement effective term	10 years	10 years
Period of notice to terminate the agreement	30 days	30 days
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Business operation agreements
Variable Interest Entity [Line Items]
Term of business operation agreement	10 years	10 years
Chief Executive Officer and Director
Variable Interest Entity [Line Items]
Percentage of voting right delegated			38.00%